Intellectual Property (Details Narrative) (10-K) - USD ($)									3 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 08, 2020	Sep. 21, 2020	Aug. 13, 2020	Dec. 31, 2019	Oct. 15, 2019	Sep. 16, 2019	Feb. 07, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Note payable issuable for settlement of license fee payable											$ 1,404,000
Notes payable	$ 1,157,805				$ 165,120				$ 2,699,266		$ 1,157,805	$ 165,120
Stock issued for acquisition	1,044,012,947				9,692,065				1,442,053,442		1,044,012,947	9,692,065
Stock issued for acquisition value	$ 1,044,013				$ 9,692				$ 1,442,053		$ 1,044,013	$ 9,692
Intellectual property book value after amortization					2,490,298							2,490,298
Fair value of data express					$ 1,161,660							1,161,660
Amortization expense									$ 241,522	$ 438,938	1,406,031	$ 1,479,446
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member]
License agreement term								27 months
License cost								$ 200,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Rory Welch [Member]
Stock purchase rights agreement					Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company's use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 1 to 6 Months [Member]
Periodic payment								25,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 7 - 17 Months [Member]
Periodic payment								30,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Final Payment [Member]
Periodic payment								$ 765,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Balance Payment [Member]
Periodic payment					$ 1,094,691
Exclusive License Agreement [Member]
License agreement, amount per month											$ 1,094,691
Asset Purchase Agreement [Member]
Purchase price		$ 305,000
Asset Purchase Agreement [Member] | Common Stock [Member]
Amortization expense		19,148,936
Asset Purchase Agreement [Member] | Payment at Closing [Member]
Purchase price		$ 125,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
License cost							$ 2,800,000
Approximate liabilities							98,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Promissory Note [Member]
License agreement term						24 months
Periodic payment						$ 41,661
Notes payable						$ 940,000
Rate of interest						6.00%
Stock issued for acquisition						2,465,753
Stock issued for acquisition value						$ 1,350,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Payment at Closing [Member]
Periodic payment							$ 410,000
Asset Purchase Agreement [Member] | Data Express [Member]
Impairment loss	$ 0				1,328,638
Consideration paid fair value					$ 2,716,689
Asset Purchase Agreement [Member] | File Facets [Member]
Purchase price				$ 135,000
Asset Purchase Agreement [Member] | Intelly WP [Member]
Purchase price			$ 135,000
Cash paid for certain training			40,000
Proceeds from acquisition			25,000
Asset Purchase Agreement [Member] | Intelly WP [Member] | Payment at Closing [Member]
Purchase price			$ 55,000